COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company had no capital commitments contracted but not yet reflected in the financial statements as of June 30, 2025.

Legal contingencies

The Company is not currently involved in any legal proceedings which could result in material loss contingencies as of June 30, 2025.